Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
Future payments under noncancelable operating leases
Future payments under noncancelable operating leases having initial or remaining terms of one year or more are as follows for each of the five succeeding fiscal years and thereafter:

(in millions)
2018	$41.6
2019	46.8
2020	45.2
2021	43.2
2022	35.4
Thereafter	285.5
$497.7

Future minimum purchase commitments and obligations
As of February 28, 2017, the estimated aggregate minimum purchase obligations under these contracts are as follows:

	Type	Length of Commitment	Amount
(in millions)
Raw materials and supplies (1)	Packaging, grapes and other raw materials	through December 2029	$5,508.1
In-process inventories	Bulk wine	through February 2022	57.6
Capital expenditures (2)	Property, plant and equipment, and contractor and manufacturing services	through February 2020	610.1
Other	Processing and warehousing services, energy contracts	through May 2029	267.6
			$6,443.4

(1)
Grape purchase contracts require the purchase of grape production yielded from a specified number of acres. The actual tonnage and price of grapes that we must purchase will vary each year depending on certain factors, including weather, time of harvest, overall market conditions and the agricultural practices and location of the growers and suppliers under contract.

(2)
Consists of purchase commitments entered into primarily in connection with the construction of a brewery located in Mexicali, Baja California, Mexico, and the expansion projects for the Nava Brewery and the adjacent glass production plant.